Certain Transactions	12 Months Ended
Dec. 31, 2011
Certain Transactions [Abstract]
Certain Transactions
Note 2 - Certain Transactions:

In order to enhance the Company's solutions and services portfolio, the Company has been pursuing a strategy of adding new technologies to its suite of automated modernization tools. The Company implements this strategy via internal development of new software tools. The company focuses on improving its Legacy modernization tools.

A.      Sale of Appbuilder Technology:

In  December 2011, the Company  entered into an agreement with Magic Software Enterprises Ltd., pursuant to which we sold to Magic our AppBuilder technology along with a related customer base . The net consideration for the AppBuilder was $12.5 million, of which approximately $3.8 million was deposited in escrow. The escrow funds shall be released during 2012 and 2013 subject to the fulfillment of certain conditions and therefore as not recorded as an asset. As a result of the transaction, we recorded a loss of $4.1 million in 2011 that was recorded in operation income.

As part of the loss recognized from the sale, the company realized a goodwill amounted to - 13.1 million based on the relative fair value of the Appbuilder and the portion of the reported unit to be retained.

B.     Amalgamated Software North America (ASNA):

In December 2010, the Company sold itsholdings in ASNA, including the holding interest in a Spanish affiliated company, for a consideration of $2.0  million, $1.5 million of which were paid to us in December 2010 and the remaining $500,000 are payable in December 2012. In December 2011 the Company reached an agreement with the buyer pursuant to which the second payment of $500,000 was reduced to $420,000 and paid earlier in two installments, in December 2011 and January 2012, As a result of the sale in 2010, the Company recorded a loss of approximately of $4 million presented in operating income.

C.      Danshir:

In January 2010, the Company acquired from two Israeli companies, Danshir Software Ltd. and Danshir Tmurot Ltd., through the temporary receiver appointed to the activities by the Israeli court, certain business activities in the field of professional services in Israel. The activities specialized in customized software solutions in 4 main areas: ERP systems, business developments and applications, technology infrastructure and IT services. As part of the acquisition, a portion of Danshir's employees were moved into the Company, In consideration, the Company paid Danshir Software Ltd. and Danshir Tmurot Ltd. an amount of $796 thousand in cash out  of which $93 thousand  was paid in an advance in 2009.

The acquisition was accounted for by the acquisition method. The results of operations were included in the consolidated financial statements of the company commencing January 2010. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based upon an appraisal study. An amount of $400 thousand was allocated to customer related intangibles and is being amortized over a 5 years period. The excess cost of the acquisition over the fair value of net tangible and intangible assets amounted to $396 thousand and was allocated to goodwill which represent the current workforce of Danshir's employees .Goodwill is deductible for tax purposes over 10 years period.

The following table summarizes the fair values of assets acquired as of the date of purchase:

(in thousands)

Goodwill	$396
Customer related intangible asset	400
Cost of investment	$796

D.      DSK:

DSKnowledge Ltd. (DSK). In December 2009, the Company purchased the product business of DSKnowledge Ltd., referred to as DSK, a provider of knowledge management software for enterprises. DSK's product modernizes and transforms legacy data information and content elements in enterprises into one knowledge management repository. Pursuant to the terms of the purchase agreement, the Company acquired DSK's product business for approximately $3 million. According to the purchase agreement, the Company committed to pay additional consideration calculated based upon future milestones based on net profit in 2010, 2011 and 2012. Acquisition costs amounted to approximately $ 120 thousand and were charged to income as general and administrative expenses.

The acquisition was accounted for by the acquisition method. The results of operations were included in the consolidated financial statements of the company commencing December 8, 2009. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based upon an appraisal study. An  amount of $1,633 thousand was allocated to core technology and to be amortized over a 5 years period ,an amount of $257 thousand was allocated to estimated fair value of the customers related intangible assets, which is being amortized  over 5 years and $172 thousand of Backlog which is being amortized over 1 year. The excess cost of the acquisition over the fair value of net tangible and intangible assets amounted to $907 thousand and was allocated to goodwill. Goodwill is deductible for tax purposes over 10 years period. No fair value was attributed to the future contingent payments as the Company estimated at this stage that DSK will not reach the agreed milestones.

As of December 31, 2011 no contingent consideration was paid as DSK didn't reach to the agreed milestones.

The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of purchase:

(in thousands)

Current assets	$385
Goodwill	907
Technology	1,633
Customer related intangible asset	257
Backlog	172
Total tangible and intangible assets acquired	3,354
Current liabilities	250
Non Current liabilities	84
Total liabilities assumed	334
Net assets acquired	$3,020

(in thousands)

Cost of investment:
Cost paid	$2,511
Current liability	509
$3,020

E.      TIS:

In January 2008, the Company entered into an agreement for the purchase of the entire outstanding share capital of TIS Consultants Ltd., or TIS, a company incorporated in Cyprus, that wholly owns a subsidiary incorporated in India, TISA Software Consultants Private Limited. TIS provided consulting services, solutions and value added products to the banking industry, specializing in the market for Temenos GLOBUS/T24™. TIS' acquisition expanded the Company's products offerings and services.

Under the agreement, the Company paid to the selling shareholders an amount of $500 thousand and an additional amount of $700 thousand as a nonrefundable advance payment on account of contingent consideration described below. As part of the transaction, the Company undertook to pay the selling shareholders contingent consideration. Following a dispute with regard to the contingent consideration, and as part of the negotiated terms, the Company paid in 2009 $3,070 thousand to the former shareholders of TIS that was already recorded as a liability in 2008, and entered into a settlement agreement for dismissal of legal proceedings between the Company and the former shareholders of TIS regarding the final amount of contingent consideration owed related to the Company's purchase of TIS. As part of the settlement, the parties agreed on mutual release of their respective claims and the former shareholders of TIS waived the rights to any future contingent consideration. Under the settlement agreement dated September 13, 2009, the Company paid the former shareholders of TIS contingent consideration of $1,057 thousand in January 2010 and $1,163 thousand in January 2011. In addition, the Company issued to the former shareholders of TIS 203,365 of its ordinary shares, NIS 0.04 par value per share, valued $2,505 thousand based on the closing settlement date. As a result, in 2008 and 2009 the Company assigned $3,070 thousand and $4,790 thousands respectively, to goodwill.

As to the sale of TIS in March 2012 -see Note 13B subsequent events.

F.       Unaudited Pro Forma Information:

The following unaudited pro forma summary presents information as if, the acquisition of DSK's and Danshir's activities  had occurred as of January 1, 2009. The pro forma information, which is provided for informational purposes only, is based on historical information and does not necessarily reflect the results that would have occurred, not is it necessarily indicative of future results of operations of the consolidated entity.

Year ended December 31, 2009
(In thousands, except per share data)
(Unaudited)

Revenues	$82,214
Net loss attributable to BluePhoenix Shareholders	$(16,083)
Loss per share - basic and diluted	$(2.90)